CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Detail Textuals) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 25, 2021 USD ($) shares	Nov. 30, 2019 USD ($)	Mar. 31, 2022	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 04, 2021 ₪ / shares
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Common stock, par value | ₪ / shares							₪ 0.01
Common stock, shares authorized | shares				900,000,000	900,000,000
Amount of initial public offering				$ 0	$ 263,922	$ 0
Amount of preferred stock liquidation preference	$ 310,490
Convertible preferred shares outstanding | shares	59,180,522
Preferred Stock, Convertible, Terms	an equivalent number of ordinary shares on a one-to-one
Number of ordinary shares available for grant | shares				7,240,782	7,857,017
Expiration period of options granted			10 years
Vesting period of options			4 years
Unrecognized compensation cost				$ 50,475
Period of weighted-average non-vested share-based compensation arrangements				3 years 29 days
Weighted-average grant date fair value of options granted | $ / shares				$ 7.32	$ 13.31	$ 5.62
Incremental share-based compensation expense						$ 8,536
Deemed dividend to ordinary shareholders				$ 0	$ 0	4,569
Restricted Share Units
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Stock compensation expenses related to employees				$ 93,374
Period of weighted-average non-vested share-based compensation arrangements				3 years 21 days
Weighted-average grant date fair value of options granted | $ / shares				$ 14.24
Employee Share Purchase Plan
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unrecognized compensation cost				$ 527
Period of weighted-average non-vested share-based compensation arrangements				2 months 12 days
Reserved for issuance of employee stock purchase plan | shares				2,161,770	1,824,988
Share purchase agreement
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total amount of consideration of convertible preferred stock		$ 45,000				45,000
Total amount of funding requests						$ 35,000
Preferred shares F | Share purchase agreement
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued | shares	455,942
Consideration of convertible preferred stock	$ 10,000